ROYALTIES, AND MINING AND INCOME TAX, AND DEFERRED TAX - Deferred Tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax
Deferred tax liabilities				R 8,525.2	R 4,915.4	R 3,561.4
Deferred tax assets				(206.2)	(228.2)	(63.2)
Net deferred tax liabilities	R 4,687.2	R 3,498.2	R 3,817.7	8,319.0	4,687.2	3,498.2
Reconciliation of the deferred tax balance:
Deferred tax liability (asset) at beginning of period	4,687.2	3,498.2	3,817.7
Deferred tax recognised in profit or loss	(3,450.8)	90.3	(319.5)
Deferred tax recognised in other comprehensive income	(27.7)
Deferred tax on acquisition of subsidiaries	7,486.3	1,098.7
Foreign currency translation	(376.0)
Deferred tax liability (asset) at end of period	8,319.0	R 4,687.2	R 3,498.2
Deferred tax assets				(1,971.8)	(2,536.4)	(1,914.8)
Deferred tax liabilities				10,290.8	7,223.6	5,413.0
Tax losses				2,671.6	2,644.8	1,752.0
Total gross tax losses and other deductible temporary differences				19,491.3	16,321.6	13,539.8
Deferred tax assets not recognised				5,348.5	4,554.5	3,791.1
Wits Gold
Reconciliation of the deferred tax balance:
Tax losses				64.6	64.6	84.4
Deferred tax assets not recognised				18.1	18.1	23.6
Burnstone
Reconciliation of the deferred tax balance:
Tax losses						155.3
Other deductible temporary differences				11,306.8	10,012.6	9,009.0
Deferred tax assets not recognised				3,165.9	2,803.5	2,566.0
Ezulwini
Reconciliation of the deferred tax balance:
Tax losses				2,591.1	2,561.2	1,481.0
Other deductible temporary differences				2,923.7	2,909.1	2,778.8
Deferred tax assets not recognised				1,544.1	1,531.7	1,192.7
Ridge Mining Services Proprietary Limited
Reconciliation of the deferred tax balance:
Other deductible temporary differences				499.5	643.9
Deferred tax assets not recognised				139.9	180.3
Stillwater Canada, Inc. [Member]
Reconciliation of the deferred tax balance:
Other deductible temporary differences				1,550.8
Deferred tax assets not recognised				284.4
Perigrine Minera Argentina S.A. [Member]
Reconciliation of the deferred tax balance:
Other deductible temporary differences				301.4
Deferred tax assets not recognised				105.5
Mine development, infrastructure and other
Reconciliation of the deferred tax balance:
Deferred tax liabilities				9,642.6	6,365.4	4,822.8
Environment rehabilitation obligation funds
Reconciliation of the deferred tax balance:
Deferred tax assets				(840.7)	(1,041.0)	(612.3)
Deferred tax liabilities				600.7	729.6	575.3
Occupational healthcare obligation
Reconciliation of the deferred tax balance:
Deferred tax assets				(299.7)
Other
Reconciliation of the deferred tax balance:
Deferred tax liabilities				47.5	128.6	14.9
Other provisions
Reconciliation of the deferred tax balance:
Deferred tax assets				(434.0)	(546.3)	(341.6)
Tax losses and unredeemed capital expenditure
Reconciliation of the deferred tax balance:
Deferred tax assets				(397.4)	(890.1)	(812.6)
Share-based payment obligation
Reconciliation of the deferred tax balance:
Deferred tax assets					(59.0)	(148.3)
Total SA Region
Reconciliation of the deferred tax balance:
Deferred tax recognised in profit or loss	(533.8)
Other deductible temporary differences				54.2	55.6
Deferred tax assets not recognised				19.6	20.9	8.8
Total SA Region | Other
Reconciliation of the deferred tax balance:
Tax losses				15.9	19.0	R 31.3
US Region/ Stillwater2
Reconciliation of the deferred tax balance:
Deferred tax recognised in profit or loss	R (2,917.0)
US Region/ Stillwater2 | Other
Reconciliation of the deferred tax balance:
Other deductible temporary differences				183.3	R 55.6
Deferred tax assets not recognised				R 70.9